SEGMENT INFORMATION (Tables)	12 Months Ended
Dec. 31, 2022
Segment Reporting [Abstract]
Financial information of Company's segments	The financial information relating to the Company’s segments is as follows:

	Sales	Costs Applicable to Sales	Depreciation and Amortization	Advanced Projects, Research and Development and Exploration	Income (Loss) before Income and Mining Tax and Other Items	Total Assets	Capital Expenditures (1)
Year Ended December 31, 2022
CC&V	$333	$241	$71	$11	$(527)	$286	$44
Musselwhite	305	195	79	8	23	1,294	54
Porcupine	504	281	104	14	(329)	1,401	152
Éléonore	391	266	115	5	4	1,010	60
Peñasquito: (2)
Gold	1,006	442	148
Silver	549	454	151
Lead	133	94	32
Zinc	501	316	96
Total Peñasquito	2,189	1,306	427	19	403	6,430	183
Merian	723	369	80	21	249	923	56
Cerro Negro	508	283	148	25	(451)	1,659	132
Yanacocha	451	313	95	22	(612)	2,225	439
Boddington:
Gold	1,447	652	118
Copper	316	181	34
Total Boddington	1,763	833	152	7	779	2,264	72
Tanami	878	328	101	28	422	1,585	343
Ahafo	1,023	566	167	26	267	2,619	268
Akyem	749	334	141	14	257	998	34
NGM	2,098	1,153	471	32	434	7,419	308
Corporate and Other	—	—	34	228	(970)	8,369	45
Consolidated	$11,915	$6,468	$2,185	$460	$(51)	$38,482	$2,190
____________________________
(1)Includes an increase in accrued capital expenditures of $59. Consolidated capital expenditures on a cash basis were $2,131.
(2)Costs applicable to sales includes amounts resulting from the profit-sharing agreement completed with the Peñasquito workforce during the second quarter of 2022. Under the agreement, the Company will pay its workforce an uncapped profit-sharing bonus each year, based on the agreed upon terms. Additionally, the terms of the agreement are retroactively applied to profit-sharing related to 2021 site performance, resulting in $70 recorded within Costs applicable to sales in the second quarter of 2022. The amounts related to the 2021 profit-sharing were paid in the third quarter of 2022.

	Sales	Costs Applicable to Sales	Depreciation and Amortization	Advanced Projects, Research and Development and Exploration	Income (Loss) before Income and Mining Tax and Other Items	Total Assets	Capital Expenditures (1)
Year Ended December 31, 2021
CC&V	$396	$238	$66	$18	$64	$777	$42
Musselwhite	277	157	80	7	30	1,317	39
Porcupine	517	269	91	17	121	1,572	68
Éléonore	446	237	139	5	60	1,062	46
Peñasquito:
Gold	1,250	395	201
Silver	651	332	169
Lead	172	76	39
Zinc	561	256	112
Total Peñasquito	2,634	1,059	521	8	979	6,561	144
Merian	780	326	98	11	328	952	47
Cerro Negro	480	243	137	9	68	2,183	108
Yanacocha	471	232	111	18	(1,552)	1,735	171
Boddington:
Gold	1,212	607	99
Copper	295	143	23
Total Boddington	1,507	750	122	8	627	2,261	174
Tanami	879	278	100	24	466	1,334	304
Ahafo	864	425	143	22	269	2,425	213
Akyem	680	261	120	10	284	990	66
NGM	2,291	960	550	30	818	7,584	234
Corporate and Other	—	—	45	176	(1,454)	9,811	37
Consolidated	$12,222	$5,435	$2,323	$363	$1,108	$40,564	$1,693
____________________________
(1)Includes accrued costs associated with the Tanami power plant of $29, which are included in Lease and other financing obligations, and an increase in accrued capital expenditures of $11. Consolidated capital expenditures on a cash basis were $1,653.

	Sales	Costs Applicable to Sales	Depreciation and Amortization	Advanced Projects, Research and Development and Exploration	Income (Loss) before Income and Mining Tax and Other Items	Total Assets	Capital Expenditures (1)
Year Ended December 31, 2020
CC&V	$478	$245	$80	$15	$129	$755	$41
Red Lake (2)	67	45	2	1	20	—	4
Musselwhite	180	117	62	7	(40)	1,324	58
Porcupine	566	244	109	17	171	1,565	43
Éléonore	371	181	109	5	47	1,115	43
Peñasquito:
Gold	894	286	168
Silver	510	201	117
Lead	134	77	45
Zinc	348	221	121
Total Peñasquito	1,886	785	451	3	544	6,824	127
Merian	822	328	102	11	375	993	42
Cerro Negro	404	166	139	4	8	2,139	49
Yanacocha	593	345	123	12	(165)	1,832	111
Boddington:
Gold	1,221	579	102
Copper	155	107	19
Total Boddington	1,376	686	121	3	526	2,238	160
Tanami	871	251	102	16	442	1,095	212
Ahafo	853	375	145	22	278	2,224	120
Akyem	671	234	120	9	291	1,000	27
NGM	2,359	1,012	579	42	700	7,753	241
Corporate and Other	—	—	56	142	(183)	10,512	61
Consolidated	$11,497	$5,014	$2,300	$309	$3,143	$41,369	$1,339
____________________________
(1)Includes an increase in accrued capital expenditures of $37. Consolidated capital expenditures on a cash basis were $1,302.
(2)On March 31, 2020, the Company sold Red Lake. Refer to Note 8 for additional information.

Long-lived Assets, excluding deferred tax assets, investments and restricted cash, by country
Long-lived assets, which consist of Property, plant and mine development, net, non-current Stockpiles and ore on leach pads, and non-current right-of-use assets, included in Other non-current assets, were as follows:

	At December 31,
	2022	2021
United States	$6,928	$7,462
Mexico	4,644	4,795
Canada	4,138	4,031
Australia	3,374	3,258
Ghana	2,586	2,517
Peru	2,008	1,680
Argentina	1,493	1,526
Suriname	712	742
Other	4	—
	$25,887	$26,011